Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Summary of intangible assets [Abstract]
Net balances at beginning of year		$ 160,111	$ 151,250
Additions		6,165	9,305
Transfers and others		0	132
Amortization		8,823	576
Net balances at year end		157,453	160,111
Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Amortization		10,422	1,599
Software [Member]
Summary of intangible assets [Abstract]
Net balances at beginning of year		34,583	25,722
Additions		6,165	9,305	[1]
Transfers and others		0	132
Amortization		8,823	576
Net balances at year end		$ 31,925	$ 34,583
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		3 years	3 years
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		5 years	5 years
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[2]	$ 125,528	$ 125,528
Additions	[2]	0	0
Transfers and others	[2]	0	0
Net balances at year end	[2]	$ 125,528	$ 125,528

[1]	Corresponds mainly to the SAP Hana system upgrade project.
[2]	Corresponds to the rights on the Marmex trademark associated with the maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 13).